SEGMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT ACTIVITY RESULTS OF OPERATIONS AND FINANCIAL POSITION

The following tables compare the Company’s segment activity to its results of operations and financial position as of and for the three and nine months ended September 30, 2021 and September 30, 2020:

	Three Months Ended September 30,		For the Nine Months Ended September 30,
	2021	2020	2021	2020
Office/Industrial Properties:
Rental, fees and other income	$2,888,361	$4,098,892	$10,149,013	$13,334,595
Property and related expenses	(1,171,387)	(1,813,950)	(4,288,142)	(5,539,320)
Net operating income, as defined	1,716,974	2,284,942	5,860,871	7,795,275
Model Home Properties:
Rental, fees and other income	739,558	1,058,329	2,528,748	3,268,074
Property and related expenses	(25,804)	(58,897)	(106,304)	(160,688)
Net operating income, as defined	713,754	999,432	2,422,444	3,107,386
Retail Properties:
Rental, fees and other income	748,312	548,392	2,213,808	2,305,412
Property and related expenses	(217,379)	(277,820)	(644,862)	(1,729,171)
Net operating (loss) income, as defined	530,933	270,572	1,568,946	576,241
Reconciliation to net loss:
Total net operating income, as defined, for reportable segments	2,961,661	3,554,946	9,852,261	11,478,902
General and administrative expenses	(1,479,261)	(1,366,380)	(4,361,297)	(3,996,696)
Depreciation and amortization	(1,306,874)	(1,626,917)	(4,104,018)	(4,823,673)
Interest expense	(1,030,883)	(2,143,960)	(3,822,313)	(6,971,162)
Gain on extinguishment of government debt	—	—	10,000	—
Other income (expense), net	(13,886)	(12,270)	(67,329)	(10,865)
Income tax expense	(182,607)	(122,602)	(471,506)	(257,602)
Gain (loss) on sale of real estate	627,322	332,715	2,060,336	656,975
Net income (loss)	$(424,528)	$(1,384,468)	$(903,866)	$(3,924,121)

The following tables reconcile the Company’s segment activity to its results of operations and financial position as of and for the years ended December 31, 2020 and 2019, respectively.

	For the Year Ended December 31,
	2020	2019
Office/Industrial Properties:
Rental, fees and other income	$17,580,472	$21,490,215
Property and related expenses	(7,977,561)	(9,317,720)
Net operating income, as defined	9,602,911	12,172,495
Model Home Properties:
Rental, fees and other income	4,251,980	4,194,489
Property and related expenses	(202,667)	(193,367)
Net operating income, as defined	4,049,313	4,001,122
Retail Properties:
Rental, fees and other income	2,971,125	2,956,407
Property and related expenses	(2,368,906)	(899,487)
Net operating income, as defined	602,219	2,056,920
Reconciliation to net loss:
Total net operating income, as defined, for reportable segments	14,254,443	18,230,537
General and administrative expenses	(5,751,754)	(5,268,315)
Depreciation and amortization	(6,274,321)	(7,364,688)
Interest expense	(8,813,067)	(10,649,646)
Deferred offering costs	(530,639)	—
Other income (expense), net	(20,636)	117,037
Income tax expense	(370,884)	(611,263)
Gain on sale of real estate	1,245,460	6,319,272
Net loss	$(6,261,398)	$772,934

SCHEDULE OF ASSETS BY REPORTABLE SEGMENT

	September 30,	December 31,
Assets by Reportable Segment:	2021	2020
Office/Industrial Properties:
Land, buildings and improvements, net (1)	$70,110,480	$99,120,649
Total assets (2)	$67,689,503	$100,046,782
Model Home Properties:
Land, buildings and improvements, net (1)	$29,954,760	$42,509,596
Total assets (2)	$28,972,715	$42,246,022
Retail Properties:
Land, buildings and improvements, net (1)	$25,774,657	$24,555,371
Total assets (2)	$27,471,065	$26,108,109
Reconciliation to Total Assets:
Total assets for reportable segments	$124,133,283	$168,400,913
Other unallocated assets:
Cash, cash equivalents and restricted cash	19,428,488	2,149,088
Other assets, net	18,272,856	15,018,615
Total Assets	$161,834,627	$185,568,616

(1)	Includes lease intangibles and the land purchase option related to property acquisitions.

(2)	Includes land, buildings and improvements, cash, cash equivalents, and restricted cash, current receivables, deferred rent receivables and deferred leasing costs and other related intangible assets, all shown on a net basis.

	December 31,	December 31,
Assets by Reportable Segment:	2020	2019
Office/Industrial Properties:
Land, buildings and improvements, net (1)	$99,120,649	$126,421,648
Total assets (2)	$100,046,782	$131,180,612
Model Home Properties:
Land, buildings and improvements, net (1)	$42,509,596	$48,466,371
Total assets (2)	$42,246,022	$51,389,400
Retail Properties:
Land, buildings and improvements, net (1)	$24,555,371	$25,318,601
Total assets (2)	$26,108,109	$26,588,254

Reconciliation to Total Assets:
Total assets for reportable segments	$168,400,913	$209,158,266
Other unallocated assets:
Cash, cash equivalents and restricted cash	2,149,088	1,591,041
Other assets, net	15,018,615	10,035,101
Total Assets	$185,568,616	$220,784,408

(1)	Includes lease intangibles and the land purchase option related to property acquisitions.

(2)	Includes land, buildings and improvements, current receivables, deferred rent receivables and deferred leasing costs and other related intangible assets, all shown on a net basis.

SCHEDULE OF CAPITAL EXPENDITURES BY REPORTABLE SEGMENT

	For the Nine Months Ended September 30,
Capital Expenditures by Reportable Segment	2021	2020
Office/Industrial Properties:
Capital expenditures and tenant improvements	$1,054,202	$2,501,075
Model Home Properties:
Acquisition of operating properties	2,851,800	8,996,248
Retail Properties:
Acquisition of operating properties	4,906,266
Capital expenditures and tenant improvements	67,849	9,077
Totals:
Acquisition of operating properties, net	7,758,066	8,996,248
Capital expenditures and tenant improvements	1,122,051	2,510,152
Total real estate investments	$8,880,117	$11,506,400

	For the Year Ended December 31,
Capital Expenditures by Reportable Segment	2020	2019
Office/Industrial Properties:
Capital expenditures and tenant improvements	$2,825,168	$6,373,464
Model Home Properties:
Acquisition of operating properties	10,161,613	13,037,562
Retail Properties:
Capital expenditures and tenant improvements	9,205	20,247
Totals:
Acquisition of operating properties, net	10,161,613	13,037,562
Capital expenditures and tenant improvements	2,834,373	6,393,711
Total real estate investments	$12,995,986	$19,431,273